UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21784

Name of Fund:    BlackRock Enhanced Equity Dividend Trust (BDJ)

Fund Address:    100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Enhanced Equity Dividend Trust, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 10/31/2014

Date of reporting period: 01/31/2014

Item 1 – Schedule of Investments

Schedule of Investments January 31, 2014 (Unaudited)	BlackRock Enhanced Equity Dividend Trust (BDJ)
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Aerospace & Defense — 6.9%
Honeywell International, Inc. (a)	218,700	$19,952,001
Lockheed Martin Corp. (a)	81,000	12,223,710
Northrop Grumman Corp. (a)	179,200	20,706,560
Raytheon Co. (a)	303,600	28,863,252
United Technologies Corp. (a)	241,400	27,524,428

		109,269,951
Air Freight & Logistics — 1.1%
United Parcel Service, Inc., Class B (a)	183,000	17,427,090
Auto Components — 0.5%
Johnson Controls, Inc. (a)	172,300	7,946,476
Beverages — 2.1%
The Coca-Cola Co.	398,400	15,067,488
Diageo PLC - ADR (a)	155,200	18,631,760

		33,699,248
Capital Markets — 0.7%
Morgan Stanley (a)	394,700	11,647,597
Chemicals — 3.3%
The Dow Chemical Co. (a)	230,200	10,476,402
EI du Pont de Nemours & Co. (a)	408,500	24,922,585
Olin Corp.	192,100	4,938,891
Praxair, Inc.	93,100	11,611,432

		51,949,310
Commercial Banks — 8.9%
Fifth Third Bancorp.	867,700	18,239,054
M&T Bank Corp. (a)	33,800	3,769,038
SunTrust Banks, Inc. (a)	672,340	24,890,027
The Toronto-Dominion Bank (a)	178,100	15,396,745
U.S. Bancorp. (a)	637,100	25,311,983
Wells Fargo & Co. (a)	1,157,300	52,471,982

		140,078,829
Communications Equipment — 0.8%
Motorola Solutions, Inc. (a)	190,800	12,173,040
Consumer Finance — 1.4%
American Express Co. (a)	255,600	21,731,112
Containers & Packaging — 0.7%
MeadWestvaco Corp. (a)	292,300	10,543,261
Diversified Financial Services — 5.3%
Citigroup, Inc. (a)	386,700	18,341,181
CME Group, Inc. (a)	162,700	12,163,452
JPMorgan Chase & Co. (a)	958,499	53,062,505

		83,567,138
Diversified Telecommunication Services — 3.3%
AT&T Inc. (a)	566,200	18,865,784
BCE, Inc.	115,700	4,855,929
Verizon Communications, Inc. (a)	598,500	28,739,970

		52,461,683

Common Stocks	Shares	Value
Electric Utilities — 2.2%
Duke Energy Corp. (a)	97,566	$6,890,111
ITC Holdings Corp. (a)	44,700	4,626,450
NextEra Energy, Inc. (a)	186,200	17,117,366
Northeast Utilities	155,220	6,798,636

		35,432,563
Electrical Equipment — 0.4%
Rockwell Automation, Inc.	53,400	6,132,456
Energy Equipment & Services — 0.6%
Schlumberger Ltd. (a)	98,500	8,625,645
Food & Staples Retailing — 0.6%
Wal-Mart Stores, Inc. (a)	121,300	9,058,684
Food Products — 2.6%
General Mills, Inc. (a)	230,600	11,073,412
Kraft Foods Group, Inc. (a)	149,195	7,810,358
Mondelez International, Inc., Class A (a)	445,085	14,576,534
Unilever NV	191,200	7,139,408

		40,599,712
Health Care Equipment & Supplies — 0.3%
Abbott Laboratories (a)	145,700	5,341,362
Health Care Providers & Services — 0.4%
Quest Diagnostics, Inc.	125,400	6,583,500
Hotels, Restaurants & Leisure — 1.5%
McDonald’s Corp. (a)	249,700	23,514,249
Household Products — 2.0%
Kimberly-Clark Corp. (a)	112,850	12,342,405
The Procter & Gamble Co. (a)	250,400	19,185,648

		31,528,053
Industrial Conglomerates — 4.0%
3M Co. (a)	121,700	15,600,723
General Electric Co. (a)	1,877,200	47,174,036

		62,774,759
Insurance — 5.5%
ACE Ltd.	171,000	16,041,510
The Chubb Corp.	172,400	14,574,696
MetLife, Inc. (a)	139,550	6,844,927
Prudential Financial, Inc. (a)	343,200	28,962,648
The Travelers Cos., Inc. (a)	260,500	21,173,440

		87,597,221
IT Services — 1.9%
Automatic Data Processing, Inc. (a)	63,560	4,868,696
International Business Machines Corp.	145,200	25,653,936

		30,522,632
Leisure Equipment & Products — 0.5%
Mattel, Inc. (a)	225,600	8,536,704

Portfolio Abbreviations
To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:	ADR American Depositary Receipt CAD Canadian Dollar	USD US Dollar

JANUARY 31, 2014	1

Schedule of Investments (continued)	BlackRock Enhanced Equity Dividend Trust (BDJ)
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Media — 2.8%
Comcast Corp., Special Class A	681,000	$35,650,350
The Walt Disney Co. (a)	123,500	8,967,335

		44,617,685
Metals & Mining — 1.5%
BHP Billiton Ltd. - ADR (a)	302,700	19,357,665
Southern Copper Corp. (a)	157,377	4,403,408

		23,761,073
Multi-Utilities — 2.0%
Dominion Resources, Inc.	254,300	17,269,513
Sempra Energy (a)	90,000	8,343,900
Wisconsin Energy Corp.	153,100	6,532,777

		32,146,190
Oil, Gas & Consumable Fuels — 12.7%
Chevron Corp. (a)	416,600	46,505,058
ConocoPhillips (a)	119,860	7,784,907
Enbridge, Inc. (a)	496,100	20,828,405
Exxon Mobil Corp. (a)	359,600	33,140,736
Kinder Morgan, Inc.	318,100	10,818,581
Marathon Oil Corp.	381,300	12,502,827
Marathon Petroleum Corp.	169,600	14,763,680
Occidental Petroleum Corp. (a)	170,200	14,904,414
Phillips 66 (a)	80,350	5,872,781
Royal Dutch Shell PLC - ADR	61,900	4,277,290
Spectra Energy Corp. (a)	204,000	7,333,800
Total SA - ADR	380,400	21,747,468

		200,479,947
Paper & Forest Products — 0.8%
International Paper Co.	247,150	11,798,941
Pharmaceuticals — 7.9%
AbbVie, Inc. (a)	143,127	7,046,142
Bristol-Myers Squibb Co. (a)	489,500	24,460,315
Johnson & Johnson	295,500	26,142,885
Merck & Co., Inc. (a)	540,500	28,630,285
Pfizer, Inc. (a)	1,258,700	38,264,480

		124,544,107
Real Estate Investment Trusts (REITs) — 0.8%
American Tower Corp. (a)	73,100	5,912,328
Weyerhaeuser Co. (a)	236,300	7,060,644

		12,972,972

Common Stocks	Shares	Value
Road & Rail — 1.3%
CSX Corp. (a)	198,300	$5,336,253
Union Pacific Corp. (a)	90,700	15,803,568

		21,139,821
Semiconductors & Semiconductor Equipment — 1.0%
Intel Corp. (a)	643,600	15,793,944
Software — 1.8%
Microsoft Corp. (a)	752,700	28,489,695
Specialty Retail — 2.3%
The Home Depot, Inc. (a)	476,900	36,649,765
Textiles, Apparel & Luxury Goods — 1.1%
VF Corp. (a)	301,600	17,628,520
Tobacco — 1.4%
Altria Group, Inc. (a)	203,800	7,177,836
Philip Morris International, Inc. (a)	195,100	15,245,114

		22,422,950
Water Utilities — 0.7%
American Water Works Co., Inc.	258,600	11,008,602
Total Long-Term Investments (Cost — $1,331,069,012) — 95.6%		1,512,196,487

Short-Term Securities
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.03% (b)(c)	63,821,774	63,821,774
Total Short-Term Securities (Cost — $63,821,774) — 4.0%		63,821,774
Total Investments Before Options Written (Cost — $1,394,890,786*) — 99.6%		1,576,018,261

Options Written
(Premiums Received — $13,061,992) — (0.5)%		(8,511,069)
Total Investments Net of Options Written — 99.1%		1,567,507,192
Other Assets Less Liabilities — 0.9%		14,186,159

Net Assets — 100.0%		$1,581,693,351

Notes to Schedule of Investments

*	As of January 31, 2014, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$1,465,928,705

Gross unrealized appreciation	$189,425,200
Gross unrealized depreciation	(79,335,644)

Net unrealized appreciation	$110,089,556

(a)	All or a portion of security has been pledged/segregated as collateral in connection with outstanding options written.

(b)	Represents the current yield as of report date.

(c)	Investments in companies considered to be an affiliate of the Trust during the period ended January 31, 2014, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at October 31, 2013	Net Activity	Shares Held at January 31, 2014	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	48,920,346	14,901,428	63,821,774	$4,840

2	JANUARY 31, 2014

Schedule of Investments (continued)	BlackRock Enhanced Equity Dividend Trust (BDJ)

•

For Trust compliance purposes, the Trust’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.

•	Exchange-traded options written as of January 31, 2014 were as follows:

Description	Put/ Call	Strike Price		Expiration Date	Contracts	Market Value
Honeywell International, Inc.	Call	USD	89.25	2/04/14	601	$(124,573)
Citigroup, Inc.	Call	USD	53.50	2/07/14	370	(740)
Citigroup, Inc.	Call	USD	54.00	2/07/14	735	(2,205)
CME Group, Inc.	Call	USD	76.00	2/07/14	294	(26,460)
CME Group, Inc.	Call	USD	77.00	2/07/14	300	(14,250)
Kimberly-Clark Corp.	Call	USD	109.00	2/07/14	750	(93,750)
Occidental Petroleum Corp.	Call	USD	97.00	2/07/14	235	(1,410)
Verizon Communications, Inc.	Call	USD	48.50	2/07/14	447	(12,516)
Chevron Corp.	Call	USD	123.00	2/14/14	235	(1,292)
Microsoft Corp.	Call	USD	37.50	2/14/14	510	(45,645)
Microsoft Corp.	Call	USD	38.00	2/14/14	1,103	(68,938)
Occidental Petroleum Corp.	Call	USD	94.00	2/14/14	350	(5,250)
Pfizer, Inc.	Call	USD	31.50	2/14/14	1,621	(12,968)
Schlumberger Ltd.	Call	USD	91.00	2/14/14	541	(20,017)
United Parcel Service, Inc., Class B	Call	USD	103.00	2/19/14	1,010	(292)
Chevron Corp.	Call	USD	121.75	2/22/14	235	(1,166)
Abbott Laboratories	Call	USD	40.00	2/24/14	802	(1,203)
AbbVie, Inc.	Call	USD	52.50	2/24/14	305	(8,387)
AbbVie, Inc.	Call	USD	55.00	2/24/14	482	(3,615)
American Express Co.	Call	USD	90.00	2/24/14	694	(20,473)
AT&T Inc.	Call	USD	35.00	2/24/14	842	(5,473)
Automatic Data Processing, Inc.	Call	USD	80.00	2/24/14	349	(9,597)
BHP Billiton Ltd. - ADR	Call	USD	67.50	2/24/14	365	(12,410)
Bristol-Myers Squibb Co.	Call	USD	52.50	2/24/14	483	(15,939)
Chevron Corp.	Call	USD	125.00	2/24/14	671	(4,697)
CME Group, Inc.	Call	USD	77.50	2/24/14	301	(24,080)
CSX Corp.	Call	USD	27.50	2/24/14	545	(13,080)
Duke Energy Corp.	Call	USD	70.00	2/24/14	150	(16,125)
Exxon Mobil Corp.	Call	USD	97.50	2/24/14	372	(5,580)
General Electric Co.	Call	USD	27.00	2/24/14	1,521	(6,844)
General Mills, Inc.	Call	USD	49.00	2/24/14	1,268	(36,772)
The Home Depot, Inc.	Call	USD	82.50	2/24/14	1,842	(13,815)
Intel Corp.	Call	USD	26.00	2/24/14	1,769	(9,730)
ITC Holdings Corp.	Call	USD	100.00	2/24/14	122	(52,460)
JPMorgan Chase & Co.	Call	USD	60.00	2/24/14	1,443	(15,152)
Lockheed Martin Corp.	Call	USD	160.00	2/24/14	445	(13,350)
MeadWestvaco Corp.	Call	USD	37.50	2/24/14	265	(5,300)
Merck & Co., Inc.	Call	USD	50.00	2/24/14	1,130	(364,425)
Microsoft Corp.	Call	USD	40.00	2/24/14	688	(9,288)
Mondelez International, Inc., Class A	Call	USD	37.00	2/24/14	1,339	(5,356)
Morgan Stanley	Call	USD	34.00	2/24/14	1,087	(2,174)
Motorola Solutions, Inc.	Call	USD	67.50	2/24/14	1,050	(13,125)
Northrop Grumman Corp.	Call	USD	115.00	2/24/14	456	(110,580)
Pfizer, Inc.	Call	USD	32.00	2/24/14	3,242	(22,694)
Phillips 66	Call	USD	80.00	2/24/14	418	(6,270)
Prudential Financial, Inc.	Call	USD	92.50	2/24/14	943	(19,803)
Raytheon Co.	Call	USD	92.50	2/24/14	1,669	(563,288)
Sempra Energy	Call	USD	92.50	2/24/14	131	(24,562)

JANUARY 31, 2014	3

Schedule of Investments (continued)	BlackRock Enhanced Equity Dividend Trust (BDJ)

•	Exchange-traded options written as of January 31, 2014 were as follows: (continued)

Description	Put/ Call	Strike Price		Expiration Date	Contracts	Market Value
Southern Copper Corp.	Call	USD	29.00	2/24/14	433	$(14,072)
Spectra Energy Corp.	Call	USD	35.00	2/24/14	1,122	(134,640)
SunTrust Banks, Inc.	Call	USD	37.00	2/24/14	1,239	(93,544)
SunTrust Banks, Inc.	Call	USD	38.00	2/24/14	1,221	(40,293)
The Travelers Cos., Inc.	Call	USD	92.50	2/24/14	165	(825)
U.S. Bancorp.	Call	USD	41.00	2/24/14	1,200	(24,600)
Union Pacific Corp.	Call	USD	165.00	2/24/14	230	(232,875)
Verizon Communications, Inc.	Call	USD	50.00	2/24/14	1,074	(23,091)
VF Corp.	Call	USD	62.50	2/24/14	1,640	(65,600)
Wal-Mart Stores, Inc.	Call	USD	77.50	2/24/14	333	(9,158)
Wal-Mart Stores, Inc.	Call	USD	82.50	2/24/14	334	(1,002)
Wells Fargo & Co.	Call	USD	45.00	2/24/14	714	(57,120)
Weyerhaeuser Co.	Call	USD	32.00	2/24/14	1,083	(10,830)
Weyerhaeuser Co.	Call	USD	33.00	2/24/14	216	(2,160)
3M Co.	Call	USD	136.00	2/28/14	335	(8,375)
Altria Group, Inc.	Call	USD	38.00	2/28/14	327	(1,472)
Exxon Mobil Corp.	Call	USD	98.00	2/28/14	515	(9,012)
The Home Depot, Inc.	Call	USD	81.00	2/28/14	780	(31,980)
Honeywell International, Inc.	Call	USD	89.25	2/28/14	601	(160,094)
McDonald’s Corp.	Call	USD	97.00	2/28/14	686	(16,807)
Microsoft Corp.	Call	USD	37.50	2/28/14	367	(37,618)
Union Pacific Corp.	Call	USD	175.00	2/28/14	268	(80,936)
Verizon Communications, Inc.	Call	USD	49.00	2/28/14	250	(13,750)
Johnson Controls, Inc.	Call	USD	52.40	3/03/14	947	(4,892)
3M Co.	Call	USD	130.00	3/07/14	334	(56,613)
M&T Bank Corp.	Call	USD	116.00	3/11/14	185	(11,167)
Mattel, Inc.	Call	USD	45.50	3/17/14	1,240	(1,385)
American Tower Corp.	Call	USD	85.00	3/24/14	200	(16,500)
Bristol-Myers Squibb Co.	Call	USD	52.50	3/24/14	2,209	(178,929)
Chevron Corp.	Call	USD	118.25	3/24/14	575	(30,337)
ConocoPhillips	Call	USD	67.50	3/24/14	659	(35,586)
The Dow Chemical Co.	Call	USD	46.00	3/24/14	1,266	(184,203)
Duke Energy Corp.	Call	USD	70.00	3/24/14	386	(54,040)
EI du Pont de Nemours & Co.	Call	USD	65.00	3/24/14	541	(20,558)
Enbridge, Inc.	Call	CAD	47.00	3/24/14	400	(27,116)
Intel Corp.	Call	USD	26.00	3/24/14	1,769	(30,958)
ITC Holdings Corp.	Call	USD	105.00	3/24/14	123	(24,292)
JPMorgan Chase & Co.	Call	USD	60.00	3/24/14	2,000	(72,000)
McDonald’s Corp.	Call	USD	97.50	3/24/14	686	(27,097)
MeadWestvaco Corp.	Call	USD	37.50	3/24/14	742	(37,100)
Merck & Co., Inc.	Call	USD	52.50	3/24/14	1,334	(214,774)
MetLife, Inc.	Call	USD	50.00	3/24/14	190	(25,555)
MetLife, Inc.	Call	USD	55.00	3/24/14	577	(12,982)
Morgan Stanley	Call	USD	35.00	3/24/14	1,083	(7,581)
NextEra Energy, Inc.	Call	USD	85.00	3/24/14	265	(190,800)
Northrop Grumman Corp.	Call	USD	120.00	3/24/14	529	(70,092)
Pfizer, Inc.	Call	USD	32.00	3/24/14	1,621	(32,420)
Philip Morris International, Inc.	Call	USD	85.00	3/24/14	161	(3,462)
Phillips 66	Call	USD	77.50	3/24/14	20	(2,050)
The Procter & Gamble Co.	Call	USD	80.00	3/24/14	371	(21,147)
Prudential Financial, Inc.	Call	USD	92.50	3/24/14	944	(53,336)

4	JANUARY 31, 2014

Schedule of Investments (continued)	BlackRock Enhanced Equity Dividend Trust (BDJ)

•	Exchange-traded options written as of January 31, 2014 were as follows: (concluded)

Description	Put/ Call	Strike Price		Expiration Date	Contracts	Market Value
SunTrust Banks, Inc.	Call	USD	40.00	3/24/14	1,237	$(22,884)
The Toronto-Dominion Bank	Call	USD	87.50	3/24/14	489	(67,238)
United Technologies Corp.	Call	USD	115.00	3/24/14	633	(140,842)
Verizon Communications, Inc.	Call	USD	49.00	3/24/14	445	(40,940)
The Walt Disney Co.	Call	USD	75.00	3/24/14	679	(98,116)
Wells Fargo & Co.	Call	USD	47.00	3/24/14	699	(32,504)
Kraft Foods Group, Inc.	Call	USD	53.00	4/01/14	820	(78,720)
Total						$(4,865,189)

•	Over-the-counter options written as of January 31, 2014 were as follows:

Description	Counterparty	Put/ Call	Strike Price		Expiration Date	Contracts	Market Value
AT&T Inc.	Morgan Stanley & Co. International PLC	Call	USD	34.47	2/03/14	60,000	$(55)
Chevron Corp.	Morgan Stanley & Co. International PLC	Call	USD	123.71	2/03/14	57,500	(1)
International Paper Co.	Morgan Stanley & Co. International PLC	Call	USD	48.54	2/03/14	101,200	(16,144)
Marathon Petroleum Corp.	Credit Suisse International	Call	USD	91.48	2/03/14	93,200	(3,755)
Exxon Mobil Corp.	Credit Suisse International	Call	USD	100.39	2/04/14	72,300	(1)
Microsoft Corp.	Credit Suisse International	Call	USD	37.72	2/04/14	147,100	(52,819)
Pfizer, Inc.	Morgan Stanley & Co. International PLC	Call	USD	30.48	2/04/14	43,800	(5,128)
Royal Dutch Shell PLC - ADR	Citibank N.A.	Call	USD	68.05	2/04/14	17,000	(19,807)
U.S. Bancorp.	Morgan Stanley & Co. International PLC	Call	USD	39.74	2/04/14	229,500	(55,592)
Wisconsin Energy Corp.	Morgan Stanley & Co. International PLC	Call	USD	41.36	2/04/14	64,200	(84,227)
Enbridge, Inc.	Morgan Stanley & Co. International PLC	Call	CAD	44.39	2/05/14	116,400	(248,369)
ACE Ltd.	Credit Suisse International	Call	USD	101.44	2/06/14	50,900	(8)
American Water Works Co., Inc.	Morgan Stanley & Co. International PLC	Call	USD	41.45	2/06/14	15,700	(17,946)
EI du Pont de Nemours & Co.	Citibank N.A.	Call	USD	61.55	2/06/14	57,000	(24,845)
Marathon Oil Corp.	Morgan Stanley & Co. International PLC	Call	USD	35.64	2/06/14	105,200	(125)
Sempra Energy	Morgan Stanley & Co. International PLC	Call	USD	88.02	2/06/14	36,400	(171,096)
Verizon Communications, Inc.	Morgan Stanley & Co. International PLC	Call	USD	49.50	2/07/14	107,500	(6,445)
American Tower Corp.	Morgan Stanley & Co. International PLC	Call	USD	79.12	2/10/14	20,200	(41,750)
BCE, Inc.	Citibank N.A.	Call	USD	44.02	2/10/14	63,600	(652)
Diageo PLC - ADR	Credit Suisse International	Call	USD	127.66	2/10/14	42,800	(1,301)
Kinder Morgan, Inc.	Citibank N.A.	Call	USD	36.24	2/10/14	174,900	(1,836)
Altria Group, Inc.	Morgan Stanley & Co. International PLC	Call	USD	38.92	2/11/14	102,500	(1)
United Technologies Corp.	Morgan Stanley & Co. International PLC	Call	USD	112.46	2/11/14	69,400	(167,375)
General Electric Co.	Credit Suisse International	Call	USD	27.25	2/12/14	300,100	(1,371)
Olin Corp.	Citibank N.A.	Call	USD	29.78	2/13/14	52,000	(3)
The Toronto-Dominion Bank	Credit Suisse International	Call	USD	45.71	2/13/14	49,000	(618)
EI du Pont de Nemours & Co.	Morgan Stanley & Co. International PLC	Call	USD	61.30	2/14/14	113,500	(63,155)
Philip Morris International, Inc.	Citibank N.A.	Call	USD	86.06	2/14/14	91,200	(902)
Total SA - ADR	Morgan Stanley & Co. International PLC	Call	USD	58.38	2/14/14	64,500	(24,421)
Diageo PLC - ADR	Credit Suisse International	Call	USD	127.99	2/19/14	42,500	(6,036)
Unilever NV	Citibank N.A.	Call	USD	40.04	2/19/14	47,500	(3,711)
MeadWestvaco Corp.	Citibank N.A.	Call	USD	36.87	2/20/14	30,000	(3,894)
MeadWestvaco Corp.	Citibank N.A.	Call	USD	37.06	2/24/14	30,000	(4,615)
Enbridge, Inc.	Morgan Stanley & Co. International PLC	Call	CAD	44.39	2/25/14	116,400	(247,745)
Northeast Utilities	Morgan Stanley & Co. International PLC	Call	USD	42.88	2/25/14	46,800	(54,018)
ACE Ltd.	Morgan Stanley & Co. International PLC	Call	USD	98.87	2/26/14	43,100	(14,430)
Marathon Oil Corp.	Morgan Stanley & Co. International PLC	Call	USD	35.18	2/26/14	104,500	(11,630)
Royal Dutch Shell PLC - ADR	Citibank N.A.	Call	USD	68.05	2/26/14	17,000	(30,158)
Rockwell Automation, Inc.	Credit Suisse International	Call	USD	117.16	2/28/14	29,400	(41,277)

JANUARY 31, 2014	5

Schedule of Investments (continued)	BlackRock Enhanced Equity Dividend Trust (BDJ)

•	Over-the-counter options written as of January 31, 2014 were as follows: (concluded)

Description	Counterparty	Put/ Call	Strike Price		Expiration Date	Contracts	Market Value
Total SA - ADR	Morgan Stanley & Co. International PLC	Call	USD	59.50	2/28/14	124,800	$(47,280)
Wells Fargo & Co.	Morgan Stanley & Co. International PLC	Call	USD	45.78	2/28/14	343,000	(183,941)
American Water Works Co., Inc.	Citibank N.A.	Call	USD	41.98	3/03/14	55,500	(56,900)
Dominion Resources, Inc.	Credit Suisse International	Call	USD	67.30	3/03/14	69,900	(80,231)
The Procter & Gamble Co.	Morgan Stanley & Co. International PLC	Call	USD	80.77	3/03/14	100,600	(20,726)
Fifth Third Bancorp.	Morgan Stanley & Co. International PLC	Call	USD	21.51	3/04/14	477,200	(116,928)
International Paper Co.	Morgan Stanley & Co. International PLC	Call	USD	49.15	3/04/14	34,800	(26,412)
Comcast Corp., Special Class A	Citibank N.A.	Call	USD	52.94	3/05/14	156,400	(169,012)
CSX Corp.	Morgan Stanley & Co. International PLC	Call	USD	28.07	3/06/14	54,500	(8,597)
Total SA - ADR	Deutsche Bank AG	Call	USD	58.58	3/06/14	19,900	(13,521)
JPMorgan Chase & Co.	Citibank N.A.	Call	USD	56.98	3/07/14	182,800	(155,380)
Wisconsin Energy Corp.	Credit Suisse International	Call	USD	42.33	3/10/14	20,000	(41,830)
Northeast Utilities	Morgan Stanley & Co. International PLC	Call	USD	44.12	3/11/14	38,500	(22,022)
Comcast Corp., Special Class A	Morgan Stanley & Co. International PLC	Call	USD	50.69	3/13/14	156,700	(406,729)
Exxon Mobil Corp.	Credit Suisse International	Call	USD	99.49	3/14/14	36,700	(5,316)
Mondelez International, Inc., Class A	Credit Suisse International	Call	USD	34.24	3/14/14	55,500	(23,084)
NextEra Energy, Inc.	Morgan Stanley & Co. International PLC	Call	USD	88.97	3/14/14	75,900	(284,828)
Olin Corp.	Credit Suisse International	Call	USD	26.16	3/14/14	53,600	(33,232)
Unilever NV	Morgan Stanley & Co. International PLC	Call	USD	37.79	3/14/14	57,600	(32,544)
American Water Works Co., Inc.	Citibank N.A.	Call	USD	41.98	3/17/14	55,500	(64,794)
Quest Diagnostics, Inc.	Citibank N.A.	Call	USD	55.28	3/17/14	68,900	(41,169)
American Express Co.	Citibank N.A.	Call	USD	89.17	3/19/14	71,000	(75,989)
Johnson & Johnson	Morgan Stanley & Co. International PLC	Call	USD	91.83	3/27/14	80,900	(47,972)
American Water Works Co., Inc.	Morgan Stanley & Co. International PLC	Call	USD	41.99	3/31/14	15,400	(19,786)
Dominion Resources, Inc.	Credit Suisse International	Call	USD	67.21	4/01/14	69,900	(120,800)
Praxair, Inc.	Credit Suisse International	Call	USD	127.21	4/01/14	51,000	(89,709)
Mondelez International, Inc., Class A	Credit Suisse International	Call	USD	34.58	4/08/14	55,500	(29,886)
Total							$(3,645,880)

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and derivative financial instruments, please refer to the Trust’s most recent financial statements as contained in its annual report.

6	JANUARY 31, 2014

Schedule of Investments (concluded)	BlackRock Enhanced Equity Dividend Trust (BDJ)

The following tables summarize the Trust’s investments and derivative financial instruments categorized in the disclosure hierarchy as of January 31, 2014:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Common Stocks[1]	$1,512,196,487	—	—	$1,512,196,487
Short-Term Securities	63,821,774	—	—	63,821,774
Total	$1,576,018,261	—	—	$1,576,018,261

[1] See above Schedule of Investments for values in each industry.

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[2]
Liabilities:
Equity contracts	$(4,452,563)	$(4,058,506)	—	$(8,511,069)
[2] Derivative financial instruments are options written, which are shown at value.

The carrying amount for certain of the Trust’s assets approximates fair value for financial reporting purposes. As of January 31, 2014, such assets are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash	$158,331	—	—	$158,331
Foreign currency at value	2,403	—	—	2,403
Cash pledged as collateral for options written	100,000	—	—	100,000
Total	$260,734	—	—	$260,734

There were no transfers between Levels during the period ended January 31, 2014.

JANUARY 31, 2014	7

Item 2 –	Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Enhanced Equity Dividend Trust

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Enhanced Equity Dividend Trust

Date: March 25, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Enhanced Equity Dividend Trust

Date: March 25, 2014

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Enhanced Equity Dividend Trust

Date : March 25, 2014